Business Combination - Fair Value of Assets Acquired and Liabilities Assumed (Detail) R$ in Thousands	Dec. 31, 2018 BRL (R$)
ASSETS
Cash and cash equivalents	R$ 1,513
Accounts receivable	2,280
Taxes recoverable	3,025
Other credits	22
Property, plant and equipment	14,125
Intangible assets - customer relationship	2,195
Total assets	23,160
LIABILITIES
Trade payables	(296)
Loans and financing	(544)
Tax installments	(5,900)
Taxes payables	(1,858)
Other liabilities	(1,373)
Deferred taxes liability	(746)
Total liabilities	(10,717)
Total identifiable net assets at fair value	12,443
Non-controlling interests at the proportionate share of the value of net identifiable assets acquired (50% of net assets)	R$ (6,222)